Bank Loans and issuance of Debt Securities	12 Months Ended
Dec. 31, 2017
Disclosure Of Detailed Information About Borrowings [Abstract]
Bank Loans and issuance of Debt Securities
17.	Bank Loans and issuance of Debt Securities
a)	Bank Loans

During 2015, the Company obtained loans to finance the acquisition of 100% of the shares of the DCA Company with BBVA and Bank of Nova Scotia. With the acquisition of MBJA the company assumed loans previously hired by MBJA. All the loans contracted with banking institutions and third parties are described below with the unpaid balance at each date.

	December 31 2015		December 31 2016		December 31 2017
On September 14, 2007, MBJA signed a simple unsecured loan, with the International Finance Corporation (IFC) for up to USD$20 million. The loan bears interest at a variable rate of 6 month LIBOR plus 392 basis points, for a period of 12 years from this disposition and semi-annual instalments. As of December 31, 2017 the balance amounted to USD$7.5 million.	Ps.	203,457	Ps.	167,884	Ps.	148,014
MBJA signed a simple unsecured loan with its shareholder Vantage in June 2007 for USD$10,936,000, which is repayable at the same maturity date as the IFC´s loans but are subject to restrictions. Interest is accrued at an interest rate of 14% per annum. The loan does not have an expiration date and no amortization schedule.		188,185		225,999		215,843
In February 2009, MBJA signed a simple unsecured loan with guarantees with its shareholder Vantage for USD$510,000 to finance expenses related to a construction project of MBJA. The interest rate was set at 8%. The loan does not have an expiration date and no amortization schedule.		8,775		10,539		10,065
On December 12, 2012, MBJA signed a simple unsecured loan with IFC for USD$13 million. The loan bears interest at a variable rate of six month LIBOR plus 450 basis points, for a period of 5 years from each disposition. As of December 31, 2017 the balance amounted to USD$3,724,452.		219,383		216,972		73,504
In 2014 MBJA signed two finance lease arrangements, one with SITA Information Networking Computing BV for USD$1,792,096, for equipment and the other with SITA Information Networking BV. USA for software support for USD$1,231,858. Both leases are for seven years with a fixed interest rate of 8% per annum. Monthly lease payment total USD$47,132. As of December 31, 2017 the balance amounted to USD$1,792,200.		44,223		46,058		35,370
On January 19, 2016, GAP refinanced with Bank of Nova Scotia the simple unsecured loan contracted previously in the short term for amount of USD $95.5 million, with a five-year maturity. The loan bears interest at LIBOR 1M plus 99 basis points.		1,651,824		1,973,412		1,884,731
On February 15, 2016, GAP refinanced with BBVA Bancomer the simple unsecured loan contracted previously in the short term for amount of USD $95.5 million, with a five-year maturity. The loan bears interest at LIBOR 1M plus 105 basis points.		1,634,618		1,973,412		1,884,731
Total unpaid balance of bank loans and long-term debt		3,950,465		4,614,276		4,252,258
Less - Current portion		(3,529,102)		(84,758)		(141,412)
Long-term portion	Ps.	421,363	Ps.	4,529,518	Ps.	4,110,846

b)	Issuance of Debt Securities

	December 31 2015		December 31 2016		December 31 2017
Unsecured debt securities issued in the Mexican market on February 20, 2015, for Ps. 1,100,000 under the "GAP 15" name, at a variable interest rate of 28-day TIIE plus 24 basis points for a period of five years, maturing on February 14, 2020. On January 29, 2016, the first reopening was made the long-term debt securities GAP 15 for the total Ps. 1,100,000. With the same maturity as the originally and accrue the same interest rate. At December 29, 2017, the TIIE rate is 7.6311%.	Ps.	1,100,000	Ps.	2,200,000	Ps.	2,200,000
Unsecured debt securities issued in the Mexican market on February 20, 2015, for Ps. 1,500,000 under the name "GAP 15-2" at a fixed annual interest rate of 7.08% over a period of 10 years, maturing on February 7, 2025.		1,500,000		1,500,000		1,500,000
Unsecured debt securities issued in the Mexican market on July 8, 2016, for Ps. 1,500,000 under the "GAP 16" name, at a variable interest rate of 28-day TIIE plus 49 basis points for a period of five years. At December 29, 2017, the TIIE rate is 7.6311%.		—		1,500,000		1,500,000
Unsecured debt securities issued in the Mexican market on April 6, 2017, for Ps. 1,500,000 under the "GAP 17" name, at a variable interest rate of 28-day TIIE plus 49 basis points for a period of five years. At December 29, 2017, the TIIE rate is 7.6311%.		—		—		1,500,000
Unsecured debt securities issued in the Mexican market on November 9, 2017, for Ps. 2,300,000 under the "GAP 17-2" name, at a variable interest rate of 28-day TIIE plus 44 basis points for a period of five years. At December 29, 2017, the TIIE rate is 7.6311%.		—		—		2,300,000
Long-term portion	Ps.	2,600,000	Ps.	5,200,000	Ps.	9,000,000

The proceeds in 2015 from the issuance of the long-term debt securities were allocated to finance capital investments in the Mexican Airports seth forth in the Master Development Program and also to repay the Company’s outstanding bank debt with Scotiabank in the amount of Ps. Ps.1,741,000 and Ps. 852,500, respectively. The remainder of Ps. 6,500 corresponds to expenses related to the issuance.

The proceeds in 2016 from the issuance of the long-term debt securities were allocated to finance capital investments set forth in the Master Development Program 2016 in the Mexican Airports of Ps. 2,600,000. Issuance expenses of Ps.7,797 were recognized.

The proceeds in 2017 from the issuance of the long-term debt securities were allocated to finance capital investments set forth in the Master Development Program 2017 of the Mexican Airports of Ps. 3,800,000. Issuance expenses of Ps. 9,313 were recognized.

The long-term debt previously described, matures as follows:

Year	Amount
2018	Ps.	141,412
2019		68,568
2020		2,239,743
2021		5,276,684
Thereafter		5,525,851
	Ps.	13,252,258

At December 31, 2015, 2016 and 2017, debts are payable by the following companies:

	At December 31, 2015
Company	Current		Long-Term		Total
GAP	Ps.	3,286,442	Ps.	2,600,000	Ps.	5,886,442
MBJA		242,660		421,363		664,023
Total	Ps.	3,529,102	Ps.	3,021,363	Ps.	6,550,465

	At December 31, 2016
Company	Current		Long-Term		Total
GAP	Ps.	—	Ps.	9,146,824	Ps.	9,146,824
MBJA		84,758		582,694		667,452
Total	Ps.	84,758	Ps.	9,729,518	Ps.	9,814,276

	At December 31, 2017
Company	Current		Long-Term		Total
GAP	Ps.	—	Ps.	12,769,461	Ps.	12,769,461
MBJA		141,412		341,385		482,797
Total	Ps.	141,412	Ps.	13,110,846	Ps.	13,252,258

The loan agreements limit the Company’s use of proceeds for the financing of capital expenditures, working capital and prepayments of loans, in addition to prohibiting the merger of the airport creditors with any other entity, as well as the prohibition of sales or transfers of assets in an amount greater than Ps. 1,000, without previous authorization from the creditors and requires the Company to maintain certain financial ratios which have been fulfilled. If the individual airports are unable to fulfill their commitments and maintain the minimum financial ratios under the credit agreements, dividends cannot be declared.

As a result of the issuance of the debt securities, the Company has covenants which have been fulfilled during 2015, 2016 and 2017. The principal payment of the debt securities will be made at the end of the contractual term. Direct costs incurred in the issuance or incurrence of debt are deferred and amortized, as part of interest expense using the effective interest rate over the term of each transaction. These costs include commissions and professional fees.

c)  Reconciliation of liabilities arising from financing activities

					Non-cash changes
	Balance as of January 1, 2017		Repayments on bank loans		Proceeds from issuance of Debt securities		Reclassification of current installments of long term debt		Exchange effects		Fair value adjustments		Balance as of December 31, 2017
Banks loans and current portion of long-term borrowings	Ps.	84,758	Ps.	(84,758)	Ps.	—	Ps.	141,412	Ps.	—	Ps.	—	Ps.	141,412
Long-term borrowings		4,529,518		(66,966)		—		(141,412)		(210,294)		—		4,110,846
Debt securities		5,200,000		—		3,800,000		—		—		—		9,000,000
Derivative financial instruments (Note 16)		(72,454)		—		—		—		—		(34,361)		(106,815)
Total	Ps.	9,741,822	Ps.	(151,724)	Ps.	3,800,000	Ps.	—	Ps.	(210,294)	Ps.	(34,361)	Ps.	13,145,443